Transactions with related parties - DWM (Details) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 01, 2022	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Transactions with related parties
Management fees			$ 74,000	$ 878,000
Due to related parties			59,000	410,000
Due from a related party			70,000	5,000
Diana Wilhelmsen Management Limited | Management fees to related parties
Transactions with related parties
Management fees			62,000	737,000
Diana Wilhelmsen Management Limited | Voyage expenses
Transactions with related parties
Management fees			17,000	237,000
Diana Wilhelmsen Management Limited | Management services
Transactions with related parties
Variable fee on hire and on freight	1.25%	1.25%
Threshold term for termination of agreement with prior written notice	3 months	3 months
Management fees			79,000	974,000
Due to related parties			$ 6,000
Due from a related party				$ 5,000
Diana Wilhelmsen Management Limited | If vessel is employed or available for employment
Transactions with related parties
Management fee per vessel per month	$ 18,500	$ 20,000
Diana Wilhelmsen Management Limited | If vessel is laid-up and not available for employment for at least 15 calendar days of such month
Transactions with related parties
Management fee per vessel per month	$ 9,250	$ 10,000